Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table illustrates disclosed compensation from the Summary Compensation Table and compensation “actually paid” to our PEO and Non-PEO NEOs, as well as (i) our cumulative TSR performance, (ii) the TSR of the Dow Jones U.S. Real Estate Residential Index, (iii) our Net Income, and (iv) our Core FFO, our Company selected metric, for the years ended December 31, 2022, 2021, and 2020:

					Value of Initial Fixed $100 Investment(1) Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Dow Jones U.S. Real Estate Residential Index	Net Income(2)	Core FFO/ Share
2022	$14,966,582	$(537,705)	$3,633,375	$650,211	$101.62	$97.44	$242,000,000	$7.35
2021	$13,828,288	$31,577,299	$4,197,956	$7,604,150	$145.84	$142.12	$380,200,000	$6.51
2020	$11,142,423	$9,511,035	$5,226,779	$5,220,325	$103.58	$89.74	$131,600,000	$5.09

Named Executive Officers, Footnote [Text Block]
Our PEO and Non-PEO NEOs included in the table above are as follows:

Year	PEO	Non-PEO NEOs
2022	Gary A. Shiffman	John B. McLaren, Fernando Castro-Caratini, Karen J. Dearing, Bruce D. Thelen, Aaron Weiss
2021	Gary A. Shiffman	John B. McLaren, Karen J. Dearing, Bruce D. Thelen, Aaron Weiss
2020	Gary A. Shiffman	John B. McLaren, Karen J. Dearing, Bruce D. Thelen, Baxter R. Underwood

PEO Total Compensation Amount	$ 14,966,582	$ 13,828,288	$ 11,142,423
PEO Actually Paid Compensation Amount	$ (537,705)	31,577,299	9,511,035
Adjustment To PEO Compensation, Footnote [Text Block]
Differences in our summary compensation table amounts and compensation actually paid reflect the following:

Year	2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” in the summary compensation table	$(12,395,450)	$(2,284,748)	$(11,171,661)	$(2,877,390)	$(9,208,679)	$(4,361,230)
Increase based on ASC 718 fair value of awards granted during the year that remain unvested as of year end, determined as of year end	9,536,728	1,757,757	17,581,362	4,169,907	8,972,498	4,533,145
Increase based on ASC 718 fair value of awards granted during the year that vested during the year, determined as of vesting date	—	—	—	—	—	—
Increase / (deduction) for awards granted during prior year that were outstanding and unvested as of year end, determined based on change in ASC 718 fair value from prior year end to current year end	(10,955,590)	(2,231,046)	11,147,435	1,988,939	86,515	43,861
Increase / (deduction) for awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from prior year end to vesting date	(2,602,551)	(389,594)	(414,809)	(22,465)	(2,576,195)	(404,974)
Deduction of ASC 718 fair value of awards granted during prior year that were forfeited during current year, determined as of prior year end	—	—	(356,171)	(29,706)	—	—
Addition of any dividends or other earnings paid on equity awards during the year, prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year	912,577	164,467	962,854	176,909	1,094,473	182,743
Total Adjustments	$(15,504,286)	$(2,983,164)	$17,749,010	$3,406,194	$(1,631,388)	$(6,455)

Non-PEO NEO Average Total Compensation Amount	$ 3,633,375	4,197,956	5,226,779
Non-PEO NEO Average Compensation Actually Paid Amount	$ 650,211	7,604,150	5,220,325
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Differences in our summary compensation table amounts and compensation actually paid reflect the following:

Year	2022		2021		2020
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” in the summary compensation table	$(12,395,450)	$(2,284,748)	$(11,171,661)	$(2,877,390)	$(9,208,679)	$(4,361,230)
Increase based on ASC 718 fair value of awards granted during the year that remain unvested as of year end, determined as of year end	9,536,728	1,757,757	17,581,362	4,169,907	8,972,498	4,533,145
Increase based on ASC 718 fair value of awards granted during the year that vested during the year, determined as of vesting date	—	—	—	—	—	—
Increase / (deduction) for awards granted during prior year that were outstanding and unvested as of year end, determined based on change in ASC 718 fair value from prior year end to current year end	(10,955,590)	(2,231,046)	11,147,435	1,988,939	86,515	43,861
Increase / (deduction) for awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from prior year end to vesting date	(2,602,551)	(389,594)	(414,809)	(22,465)	(2,576,195)	(404,974)
Deduction of ASC 718 fair value of awards granted during prior year that were forfeited during current year, determined as of prior year end	—	—	(356,171)	(29,706)	—	—
Addition of any dividends or other earnings paid on equity awards during the year, prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year	912,577	164,467	962,854	176,909	1,094,473	182,743
Total Adjustments	$(15,504,286)	$(2,983,164)	$17,749,010	$3,406,194	$(1,631,388)	$(6,455)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Measures	Year Ended December 31, 2022	Methodology Used to Calculate Financial Performance Measures	Reconciliations to Non-GAAP Financial Measures
Financial
Core FFO growth	12.9%
FFO is a standard operating performance measure for REITs and is defined by NAREIT as GAAP net income (loss), excluding gains (or losses) from sales of depreciable operating property, plus real estate related depreciation and amortization, real estate related impairments, and after adjustments for unconsolidated partnerships and joint ventures. Core FFO is a primary operating measure in our publicly-reported earnings results, and is defined as FFO excluding certain gain and loss items that management considers unrelated to the operational and financial performance of our core business.
			Refer to Appendix A for the reconciliation of Net Income to Core FFO
Same Property combined NOI growth - MH, RV and Marina	5.8%	NOI is calculated by deducting direct property operating expenses from property operating revenues, thereby providing a measure of the actual operating performance of our properties. Same property - MH and RVs are primarily those communities that we have owned and operated continuously since January 1, 2021.	Refer to (1) Appendix A for the reconciliation of Net Income to NOI and (2) table below for the breakdown of NOI
Non Financial
MH, RV, Marina acquisitions	$2.2 Billion	Acquisitions require the identification, acquisition and successful integration of properties.	N/A
Expansions and developments	> 2,000 sites delivered	Expansions of our existing communities and construction of ground-up developments provide for continued revenue growth through occupancy gains.	N/A
ESG and IDEA initiatives	Excelled
•Committed to achieving Carbon Neutrality by 2035 and Net Zero Emissions by 2045.
•Further integrated ESG practices into business operations, as demonstrated by increased scores in various ESG frameworks.
•Integrated acquisitions (including UK) and Jellystone franchisees into ESG strategy.
•Enhanced rollout of DEI strategy with the addition of IDEA Director.
			N/A

Total Shareholder Return Amount	$ 101.62	145.84	103.58
Peer Group Total Shareholder Return Amount	97.44	142.12	89.74
Net Income (Loss)	$ 242,000,000	$ 380,200,000	$ 131,600,000
Company Selected Measure Amount	7.35	6.51	5.09
PEO Name	Gary A. Shiffman	Gary A. Shiffman	Gary A. Shiffman
Additional 402(v) Disclosure [Text Block]	This calculation assumes a $100.00 investment on December 31, 2019, a reinvestment of distributions and actual increase of the market value of our common stock relative to an initial investment of $100.00.Net Income attributable to Sun Communities, Inc. common shareholders.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Same Property combined NOI growth - MH, RV and Marina
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	MH, RV, Marina acquisitions
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Expansions and developments
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ESG and IDEA initiatives
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,504,286)	$ 17,749,010	$ (1,631,388)
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,395,450)	(11,171,661)	(9,208,679)
PEO [Member] | Adjustment, Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,536,728	17,581,362	8,972,498
PEO [Member] | Adjustment, Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,955,590)	11,147,435	86,515
PEO [Member] | Adjustment, Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,602,551)	(414,809)	(2,576,195)
PEO [Member] | Adjustment, Equity Awards Granted In Prior Years, Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(356,171)	0
PEO [Member] | Adjustment, Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	912,577	962,854	1,094,473
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,983,164)	3,406,194	(6,455)
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,284,748)	(2,877,390)	(4,361,230)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,757,757	4,169,907	4,533,145
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,231,046)	1,988,939	43,861
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(389,594)	(22,465)	(404,974)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted In Prior Years, Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(29,706)	0
Non-PEO NEO [Member] | Adjustment, Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 164,467	$ 176,909	$ 182,743